Other Assets - Summary of Other assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Other Assets [line items]
Investments in subleases	$ 671	$ 703
Sub lease income	46	$ 46
Next five years [member]
Disclosure of Other Assets [line items]
Future lease payments	531
Over five years until expiry of subleases [member]
Disclosure of Other Assets [line items]
Future lease payments	$ 546